ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Components of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Payables and Accruals [Abstract]
Accrued taxes	$ 3,686	$ 4,898
Accrued compensation	7,163	10,511
Accrued audit, tax and legal	3,147	2,881
Accrued contract labor	930	981
Accrued other	17,727	15,563
Accrued expenses	$ 32,653	$ 34,834